Current provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Movements in Provisions

Movements in provisions are as follows:

	2018
	Provisions for deficiency compensation
	NT$000	US$000
January 1	57,155	1,867
Provision	14,211	465
Reversal	(24,451)	(799)
Payment	(17,563)	(574)

December 31	29,352	959